LONG TERM LOAN (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF LONG TERM LOAN

The activities of the long term loan during the years ended December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Balance, opening	$85,107	$135,971
Addition	-	-
Repayments	(47,818)	(45,350)
Interest expense, accrued	4,848	3,333
Translation difference	(1,368)	(8,847)
Balance, ending	40,769	85,107
Less:
Long term loan – current portion	40,769	46,680
Long term loan – non-current portion	$-	$38,427

SCHEDULE OF UNDISCOUNTED REPAYMENTS	The undiscounted repayments for each of the next four years and in the aggregate are:
Year ended	Amount
December 31, 2025	$40,769

$40,769